Mineral Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Mineral Properties
Note 6 - Mineral Properties

Yeehaw and Melissa Properties

On March 17, 2017, the Company entered into an agreement whereby the Company has the option to acquire mineral properties in Revelstoke, British Columbia. To acquire the properties, the Company must issue 1,000,000 common shares on March 1, 2017 (issued) and 400,000 common shares (issued) on the anniversary of the agreement. The properties are subject to a 1% NSR, which may be purchased by the Company for $500,000. During the year-ended December 31, 2019, the Company recorded a $217,668 allowance for the properties and has a net book value of $Nil.

Fish Lake Property

The Company purchased a 100% interest in the Fish Lake property by making staged payments of $350,000 worth of common stock. Title to the pertinent claims was transferred to the Company through quit claim deed dated June 1, 2011, and this quit claim was recorded at the county level on August 3, 2011 and at the BLM on August 4, 2011. Quarterly stock disbursements were made on the following schedule:

     1st Disbursement: Within 10 days of signing agreement (paid)

     2nd Disbursement: within 10 days of June 30, 2009 (paid)

     3rd Disbursement: within 10 days of December 30, 2009 (paid)

     4th Disbursement: within 10 days of March 31, 2010 (paid)

     5th Disbursement: within 10 days of June 30, 2010 (paid)

     6th Disbursement: within 10 days of September 30, 2010 (paid)

     7th Disbursement: within 10 days of December 31, 2010 (paid)

     8th Disbursement: within 10 days of March 31, 2011 (paid)

During the year-ended December 31, 2019, the Company recorded a $159,859 allowance for the properties and has a net book value of $Nil.

On March 10, 2016, the Company entered into an agreement with respect to the Fish Lake Property whereby the purchaser may earn an 80% interest in the property for payments of $300,000, 80,000 shares (post 10:1 rollback and 2:1 split) and work performed on the property over the next three years totaling $1,100,000 and $30,000 reimbursement of costs relating to the property.  Should these terms be met, the purchaser has the ability to purchase the remaining 20% of the property for $1,000,000.  The Company shall retain a 2.5% NSR on the property should they sell 100% of their interest.

As of September 30, 2020, the Company has received $330,000 and 240,000 common shares (valued at $112,267) in relation to the option agreement. The $443,308 had been recorded as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations. During the year-ended December 31, 2019, the property was returned to the Company and $443,308 was taken into income.

Staked Properties

The Company has staked claims with various registries as summarized below:

Name	Claims	Cost	Impairment	Net Carry Value
San Emidio	20 (1,600 acres)	$11,438	$(11,438)	$0
BC Sugar	8019.41 (hectares)	$21,778	(21,778)	$0

The Company performs an impairment test on an annual basis to determine whether a write-down is necessary with respect to the properties. The Company believes no circumstances have occurred and no evidence has been uncovered that warrant a write-down of the mineral properties other than those abandoned by management and thus included in write-down of mineral properties.

On May 3, 2016, the Company entered into an agreement with respect to the San Emidio Property whereby the purchaser could have earned an 80% interest in the property for payments of $100,000, 30,000 shares (post 10:1 rollback and 2:1 split) and work performed on the property over the next three years totaling $600,000.  Should these terms had been met, the purchaser had the ability to purchase the remaining 20% of the property for $1,000,000 in which case te Company would have retained a 2.5% NSR on the property.

During the fiscal year 2019, the Company has received $100,000 and 40,000 common shares (valued at $102,901) in relation to the option agreement.  The Company recorded $202,901 as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations.  During the year ended December 31, 2018, the Company received notification that the purchaser had returned the property and, as such, $202,901 was taken into income.

Yeehaw and Melissa Properties

On March 17, 2017, the Company entered into an agreement whereby the Company has the option to acquire mineral properties in Revelstoke, British Columbia. To acquire the properties, the Company must issue 1,000,000 common shares on March 1, 2017 (issued) and 400,000 common shares (issued) on the anniversary of the agreement. The properties are subject to a 1% NSR, which may be purchased by the Company for $500,000. As at December 31, 2018, the Company had recorded $217,668 in acquisition costs related to the Yeehaw and Melissa properties. During the year-ended December 31, 2019, the Company recorded a $217,668 allowance for the properties and has a net book value of $Nil.

 Fish Lake Property

The Company purchased a 100% interest in the Fish Lake property by making staged payments of $350,000 worth of common stock. Title to the pertinent claims was transferred to the Company through quit claim deed dated June 1, 2011, and this quit claim was recorded at the county level on August 3, 2011 and at the BLM on August 4, 2011. Quarterly stock disbursements were made on the following schedule:

1st Disbursement: Within 10 days of signing agreement (paid)

2nd Disbursement: within 10 days of June 30, 2009 (paid)

3rd Disbursement: within 10 days of December 30, 2009 (paid)

4th Disbursement: within 10 days of March 31, 2010 (paid)

5th Disbursement: within 10 days of June 30, 2010 (paid)

6th Disbursement: within 10 days of September 30, 2010 (paid)

7th Disbursement: within 10 days of December 31, 2010 (paid)

8th Disbursement: within 10 days of March 31, 2011 (paid)

As at December 31, 2018, the Company has recorded $436,764 in acquisition costs related to the Fish Lake Property and associated impairment of $276,908 related to abandonment of claims. The carrying value of the Fish Lake Property was $159,859 as of December 31, 2018. During the year-ended December 31, 2019, the Company recorded a $159,859 allowance for the properties and has a net book value of $Nil.

On March 10, 2016, the Company entered into an agreement with respect to the Fish Lake Property whereby the purchaser may earn an 80% interest in the property for payments of $300,000, 80,000 shares (post 10:1 rollback and 2:1 split) and work performed on the property over the next three years totaling $1,100,000 and $30,000 reimbursement of costs relating to the property. Should these terms be met, the purchaser has the ability to purchase the remaining 20% of the property for $1,000,000. The Company shall retain a 2.5% NSR on the property should they sell 100% of their interest.

As of December 31, 2019, the Company has received $330,000 and 240,000 common shares (valued at $112,267) in relation to the option agreement. The $443,308 had been recorded as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations. During the year-ended December 31, 2019, the property was returned to the Company and $443,308 was taken into income.

Staked Properties

The Company has staked claims with various registries as summarized below:

Name	Claims	Cost	Impairment	Net Carry Value
San Emidio	20(1,600acres)	$11,438	$(11,438)	$0
Cherryville/BC Sugar	8019.41(hectares)	$21,778	(21,778)	$0

The Company performs an impairment test on an annual basis to determine whether a write-down is necessary with respect to the properties. The Company believes no circumstances have occurred and no evidence has been uncovered that warrant a write-down of the mineral properties other than those abandoned by management and thus included in write-down of mineral properties.

On May 3, 2016, the Company entered into an agreement with respect to the San Emidio Property whereby the purchaser may earn an 80% interest in the property for payments of $100,000, 30,000 shares (post 10:1 rollback and 2:1 split) and work performed on the property over the next three years totaling $600,000. Should these terms be met, the purchaser has the ability to purchase the remaining 20% of the property for $1,000,000. The Company shall retain a 2.5% NSR on the property should they sell 100% of their interest.

As of December 31, 2018, the Company has received $100,000 and 40,000 common shares (valued at $102,901) in relation to the option agreement. The Company recorded $202,901 as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations. During the year ended December 31, 2018, the Company received notification that the purchaser had returned the property and, as such, $202,901 was taken into income.